Financial Risk Management Objectives and Policies - Summary of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	¥ 1,793		¥ 1,525
Cash and cash equivalents	1,350		646
Other non-current assets	3,970		3,370
Trade and other payables	(3,877)		(4,040)
Borrowings	(51,837)		(55,126)
Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(110,275)	¥ (109,306)	(77,427)
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	28		75
Cash and cash equivalents	635		124
Other receivables	2,065
Other non-current assets	180		190
Trade and other payables	(105)		(144)
Borrowings	(870)		(3,139)
USD [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(45,674)		(25,376)
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	47		55
Cash and cash equivalents	63		47
Other receivables	3		2
Trade and other payables	(3)		(2)
Borrowings	(3,073)		(3,566)
SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	5		5
Cash and cash equivalents	5		10
Other receivables	1		1
Trade and other payables			(5)
Borrowings	(2,587)		(2,503)
SGD [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(397)		(514)
KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	10		25
Cash and cash equivalents	11
Other receivables	130		131
Borrowings	¥ (1,810)		¥ (1,066)